UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mount Lucas Management Corporation
           -----------------------------------------------------
Address:   47 Hulfish Street, Suite 510
           Princeton, NJ 08542
           -----------------------------------------------------

Form 13F File Number: 28-11021
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Timothy J. Rudderow
        -------------------------
Title:  President
        -------------------------
Phone:  609-924-8868
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Timothy J. Rudderow             Princetonn, New Jersey            7/25/2005
-----------------------             ----------------------            ----------
      [Signature]                       [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          115
                                         -----------
Form 13F Information Table Value Total:     $463,125
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M CO                          COM              88579Y101      795   11000 SH       SOLE              11000      0    0
ADOBE SYSTEMS INC              COM              00724F101      653   22800 SH       SOLE              22800      0    0
AETNA INC                      COM              00817Y108     2293   27686 SH       SOLE              27686      0    0
AFLAC INC                      COM              001055102      394    9100 SH       SOLE               9100      0    0
AIR PRODUCTS & CHEMICALS INC   COM              009158106      904   15000 SH       SOLE              15000      0    0
ALCOA INC                      COM              013817101     1568   60000 SH       SOLE              60000      0    0
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     2115   95907 SH       SOLE              95907      0    0
ALTRIA GROUP INC               COM              02209S103     1009   15600 SH       SOLE              15600      0    0
AMERADA HESS CORP              COM              023551104    10231   96050 SH       SOLE              96050      0    0
AMERICAN EXPRESS CO            COM              025816109      873   16400 SH       SOLE              16400      0    0
AMERICAN INTERNATIONAL GROUP   COM              026874107      413    7100 SH       SOLE               7100      0    0
APPLE COMPUTER INC             COM              037833100     4846  131641 SH       SOLE             131641      0    0
APPLIED MATERIALS INC          COM              038222105     1409   87100 SH       SOLE              87100      0    0
ASHLAND INC                    COM              044209104    19552  272042 SH       SOLE             272042      0    0
AT&T CORP                      COM              001957505      459   24100 SH       SOLE              24100      0    0
AUTODESK INC                   COM              052769106     2660   77452 SH       SOLE              77452      0    0
AUTOMATIC DATA PROCESSING      COM              053015103      852   20300 SH       SOLE              20300      0    0
AVON PRODUCTS INC              COM              054303102      916   24200 SH       SOLE              24200      0    0
BALL CORP                      COM              058498106      698   19400 SH       SOLE              19400      0    0
BECTON DICKINSON & CO          COM              075887109     1044   19900 SH       SOLE              19900      0    0
BELLSOUTH CORP                 COM              079860102      446   16800 SH       SOLE              16800      0    0
BEMIS COMPANY                  COM              081437105      505   19000 SH       SOLE              19000      0    0
BIOMET INC                     COM              090613100     1302   37600 SH       SOLE              37600      0    0
BRISTOL-MYERS SQUIBB CO        COM              110122108      519   20800 SH       SOLE              20800      0    0
CATERPILLAR INC                COM              149123101     1105   11600 SH       SOLE              11600      0    0
CHEVRON CORP                   COM              166764100    18162  324772 SH       SOLE             324772      0    0
CHUBB CORP                     COM              171232101     9197  107423 SH       SOLE             107423      0    0
CINCINNATI FINANCIAL CORP      COM              172062101      751   19000 SH       SOLE              19000      0    0
CINTAS CORP                    COM              172908105      818   21200 SH       SOLE              21200      0    0
CITIGROUP INC                  COM              172967101      694   15000 SH       SOLE              15000      0    0
COMCAST CORP-SPECIAL CL A      CL A SPL         20030N200      857   28600 SH       SOLE              28600      0    0
COMPUTER SCIENCES CORP         COM              205363104      550   12600 SH       SOLE              12600      0    0
CONAGRA FOODS INC              COM              205887102      517   22300 SH       SOLE              22300      0    0
CONOCOPHILLIPS                 COM              20825C104    19715  342927 SH       SOLE             342927      0    0
COSTCO WHOLESALE CORP          COM              22160K105      805   18000 SH       SOLE              18000      0    0
CRANE CO                       COM              224399105      597   22700 SH       SOLE              22700      0    0
CUMMINS INC                    COM              231021106    17396  233164 SH       SOLE             233164      0    0
DANA CORP                      COM              235811106     6450  429713 SH       SOLE             429713      0    0
DU PONT (E.I.) DE NEMOURS      COM              263534109     1269   29500 SH       SOLE              29500      0    0
EASTMAN CHEMICAL COMPANY       COM              277432100     9198  166796 SH       SOLE             166796      0    0
EBAY INC                       COM              278642103     1198   36306 SH       SOLE              36306      0    0
EMERSON ELECTRIC CO            COM              291011104      438    7000 SH       SOLE               7000      0    0
EOG RESOURCES INC              COM              26875P101     2311   40692 SH       SOLE              40692      0    0
EXXON MOBIL CORP               COM              30231G102      420    7300 SH       SOLE               7300      0    0
FANNIE MAE                     COM              313586109      630   10800 SH       SOLE              10800      0    0
FEDEX CORP                     COM              31428X106     1474   18200 SH       SOLE              18200      0    0
GENERAL DYNAMICS CORP          COM              369550108      482    4400 SH       SOLE               4400      0    0
GENERAL ELECTRIC CO            COM              369604103     1576   45500 SH       SOLE              45500      0    0
GENZYME CORP                   COM              372917104     1232   20500 SH       SOLE              20500      0    0
GEORGIA-PACIFIC CORP           COM              373298108     7410  233018 SH       SOLE             233018      0    0
GOLDMAN SACHS GROUP INC        COM              38141G104    20557  201500 SH  CALL SOLE             201500      0    0
GOODYEAR TIRE & RUBBER CO      COM              382550101     2407  161563 SH       SOLE             161563      0    0
GREATER CHINA FUND             COM              39167B102     4703  289788 SH       SOLE             289788      0    0
H&R BLOCK INC                  COM              093671105      963   16500 SH       SOLE              16500      0    0
HERSHEY CO/THE                 COM              427866108      919   14800 SH       SOLE              14800      0    0
HEWLETT-PACKARD CO             COM              428236103      830   35300 SH       SOLE              35300      0    0
HJ HEINZ CO                    COM              423074103      379   10700 SH       SOLE              10700      0    0
HOME DEPOT INC                 COM              437076102     1159   29800 SH       SOLE              29800      0    0
HUMANA INC                     COM              444859102     2395   60256 SH       SOLE              60256      0    0
INGERSOLL-RAND CO LTD-CL A     CL A             G4776G101      556    7800 SH       SOLE               7800      0    0
INTEL CORP                     COM              458140100      926   35600 SH       SOLE              35600      0    0
INTERNATIONAL PAPER CO         COM              460146103      477   15800 SH       SOLE              15800      0    0
INTL FLAVORS & FRAGRANCES      COM              459506101      515   14200 SH       SOLE              14200      0    0
JOHNSON & JOHNSON              COM              478160104      364    5600 SH       SOLE               5600      0    0
KB HOME                        COM              48666K109     4565   59893 SH       SOLE              59893      0    0
KIMBERLY-CLARK CORP            COM              494368103      757   12100 SH       SOLE              12100      0    0
KLA-TENCOR CORPORATION         COM              482480100     1424   32600 SH       SOLE              32600      0    0
LOWE'S COS INC                 COM              548661107      839   14400 SH       SOLE              14400      0    0
MARATHON OIL CORP              COM              565849106     8864  166096 SH       SOLE             166096      0    0
MARSH & MCLENNAN COS           COM              571748102      548   19800 SH       SOLE              19800      0    0
MERRILL LYNCH & CO INC         COM              590188108      463    8400 SH       SOLE               8400      0    0
MONSANTO CO                    COM              61166W101     2163   34392 SH       SOLE              34392      0    0
NABORS INDUSTRIES LTD          SHS              G6359F103    14706  242586 SH       SOLE             242586      0    0
NAVISTAR INTERNATIONAL         COM              63934E108     1356   42400 SH       SOLE              42400      0    0
NOBLE CORP                     SHS              G65422100    26734  434631 SH       SOLE             434631      0    0
NUCOR CORP                     COM              670346105     8926  195672 SH       SOLE             195672      0    0
OCCIDENTAL PETROLEUM CORP      COM              674599105      592    7700 SH       SOLE               7700      0    0
OIL SERVICE HOLDRS TRUST       DEPOSTRY RCPT    678002106    15285  149900 SH       SOLE             149900      0    0
PACCAR INC                     COM              693718108     1381   20300 SH       SOLE              20300      0    0
PAYCHEX INC                    COM              704326107      625   19200 SH       SOLE              19200      0    0
PEPSICO INC                    COM              713448108     1321   24500 SH       SOLE              24500      0    0
PETROCHINA CO LTD -ADR         SPONSORED ADR    71646E100    32874  447581 SH       SOLE             447581      0    0
PFIZER INC                     COM              717081103      414   15000 SH       SOLE              15000      0    0
PROCTER & GAMBLE CO            COM              742718109     1002   19000 SH       SOLE              19000      0    0
RADIOSHACK CORP                COM              750438103      709   30600 SH       SOLE              30600      0    0
SAFECO CORP                    COM              786429100      380    7000 SH       SOLE               7000      0    0
SBC COMMUNICATIONS INC         COM              78387G103      247   10400 SH       SOLE              10400      0    0
SCHLUMBERGER LTD               COM              806857108    28605  376685 SH       SOLE             376685      0    0
SCHNITZER STEEL INDS INC-A     CL A             806882106     4914  207326 SH       SOLE             207326      0    0
SCIENTIFIC-ATLANTA INC         COM              808655104      499   15000 SH       SOLE              15000      0    0
SIGMA-ALDRICH                  COM              826552101      695   12400 SH       SOLE              12400      0    0
SPDR TRUST SERIES 1            UNIT SER 1       78462F103      417    3500 SH       SOLE               3500      0    0
STANLEY WORKS/THE              COM              854616109      487   10700 SH       SOLE              10700      0    0
SUNOCO INC                     COM              86764P109     2255   19833 SH       SOLE              19833      0    0
SUPERVALU INC                  COM              868536103     8148  249839 SH       SOLE             249839      0    0
SYMANTEC CORP                  COM              871503108     1407   64744 SH       SOLE              64744      0    0
SYSCO CORP                     COM              871829107      424   11700 SH       SOLE              11700      0    0
TEXAS INSTRUMENTS INC          COM              882508104       62    2200 SH       SOLE               2200      0    0
THE WALT DISNEY CO.            COM DISNEY       254687106     2322   92200 SH       SOLE              92200      0    0
TORCHMARK CORP                 COM              891027104      418    8000 SH       SOLE               8000      0    0
TOYS "R" US INC                COM              892335100     2700  101958 SH       SOLE             101958      0    0
TRANSOCEAN INC                 ORD              G90078109    31722  587770 SH       SOLE             587770      0    0
TYCO INTERNATIONAL LTD         COM              902124106      567   19400 SH       SOLE              19400      0    0
UNION PACIFIC CORP             COM              907818108      382    5900 SH       SOLE               5900      0    0
UNITED STATES STEEL CORP       COM              912909108     1445   42053 SH       SOLE              42053      0    0
UNITED TECHNOLOGIES CORP       COM              913017109     1274   24800 SH       SOLE              24800      0    0
UNOCAL CORP                    COM              915289102     2253   34633 SH       SOLE              34633      0    0
UNUMPROVIDENT CORP             COM              91529Y106     9084  495843 SH       SOLE             495843      0    0
VALERO ENERGY CORP             ORD              91913Y100    20719  261892 SH       SOLE             261892      0    0
VERIZON COMMUNICATIONS INC     COM              92343V104      176    5100 SH       SOLE               5100      0    0
WALGREEN CO                    COM              931422109      635   13800 SH       SOLE              13800      0    0
WAL-MART STORES INC            COM              931142103     1008   20900 SH       SOLE              20900      0    0
WELLS FARGO & COMPANY          COM              949746101      321    5200 SH       SOLE               5200      0    0
WEYERHAEUSER CO                COM              962166104     8895  139744 SH       SOLE             139744      0    0
WORTHINGTON INDUSTRIES         COM              981811102     6258  396066 SH       SOLE             396066      0    0